Note 16 - Restructuring Activities (Details) - Activity in Restructuring Liabilities (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended		3 Months Ended			3 Months Ended			3 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Graphic Solutions [Member] Severance and Other Benefits [Member]	Mar. 31, 2013 Graphic Solutions [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Graphic Solutions [Member] Severance and Other Benefits [Member]	Mar. 31, 2014 Graphic Solutions [Member]	Mar. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]	Mar. 31, 2014 Performance Materials [Member] Severance and Other Benefits [Member]	Mar. 31, 2013 Performance Materials [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Performance Materials [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Severance and Other Benefits [Member]	Mar. 31, 2014 Performance Materials [Member]	Mar. 31, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]	Dec. 31, 2013 Performance Materials [Member]
Restructuring Cost and Reserve [Line Items]
Balance	$ 1,311	$ 2,077	$ 2,029		$ 632	$ 497	$ 1,447	$ 699	$ 497	$ 1,447	$ 699	$ 814	$ 630	$ 1,330	$ 632	$ 814	$ 630	$ 632	$ 1,330
Charges to Expense	0	1,606	762	3,636			1,504			1,504			102				102	292
Cash Payments	(718)	(142)				(202)	(57)		(202)	(57)		(516)	(85)			(516)	(85)
Non-cash Adjustments		(19)											(19)				(19)
Total Costs and Adjustments	$ (718)	$ 1,445				$ (202)	$ 1,447		$ (202)	$ 1,447		$ (516)	$ (2)			$ (516)	$ (2)